COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments under Non-Cancellable Operating Leases

As of September 30, 2014, the Group has future minimum lease payments under non-cancellable operating leases, with initial terms in excess of one year, for office premises related to continuing operations consisting of the following:

	As of September 30, 2014
	RMB	US$
	(Unaudited)	(Unaudited)
Three months ending December 31, 2014	9,586	1,562
2015	37,000	6,028
2016	30,421	4,956
2017 and thereafter	—	—

Total	77,007	12,546

As of December 31, 2013, the Group has future minimum lease payments under non-cancellable operating leases, with initial terms in excess of one year, for office premises related to continuing operations consisting of the following:

	RMB	US$
2014	26,958	4,453
2015	25,707	4,246
2016	22,001	3,634
2017 and thereafter	—	—

	74,666	12,333